SCHEDULE OF REVENUE FROM MAJOR CUSTOMERS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 25,051,359	$ 16,574,921	$ 5,236,436
HAECO [member]
IfrsStatementLineItems [Line Items]
Revenue	12,143,375	5,077,844	5,236,436
Macau university of science and technology foundation university hospital [member]
IfrsStatementLineItems [Line Items]
Revenue	11,745,710
SOAR equipment rental company limited [member]
IfrsStatementLineItems [Line Items]
Revenue		3,000,000
LMP International Limited [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 1,162,274	$ 8,497,077